WARBURG PINCUS ADVISOR FUNDS                                     AUGUST 31, 1997
GROWTH & INCOME FUND
BALANCED FUND


                             -----------------------
                                        A
                                  ANNUAL REPORT
                             -----------------------

A Prospectus containing more complete information, including charges and expenses and, where applicable, the special considerations and risks associated with international investing, may be obtained by calling 800-369-2728 or by writing to Warburg Pincus Advisor Funds,P.O.Box 9030, Boston,MA 02205-9030. Investors should read the Prospectus carefully before investing.

                              WARBURG PINCUS (LOGO)
                                ASSET MANAGEMENT
                                [GRAPHIC OMITTED]

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE
LOWER.WAIVERS  AND/OR   REIMBURSEMENTS  ARE  SUBJECT  TO  CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS ANNUAL REPORT ARE AS OF AUGUST 31, 1997; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS ANNUAL REPORT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

WARBURG PINCUS ADVISOR GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                               October 17, 1997

   The objective of Warburg Pincus Advisor Growth & Income Fund (the "Fund") is long-term growth of capital and income and a reasonable current return. The Fund pursues its objective by investing primarily in equity securities and may invest in various income-producing securities.

   For the 12 months ended August 31, 1997, the Fund had a total return of 24.37%, vs. a gain of 40.59% for the S&P 500 Index.* The Fund's respective since-inception (on May 15, 1995) average annual total return through August 31, 1997 was 12.83%.

   The Fund's change in portfolio manager during the reporting period (effective January 9) resulted in its extensive restructuring. In light of this, the Fund's performance over the 12 months can be put in terms of three components. Over the first few months of the period, the Fund lagged its benchmark by a significant margin, hampered, most notably, by its precious-metals-related holdings. This weakness largely offset good performances from some of the Fund's other holdings, such as its financial-services stocks. Then, in the weeks following the manager change, the Fund more fully participated in the stock market's continued rise, despite its abnormally high turnover (virtually every stock in the Fund was replaced during this period). Indeed, our goal throughout the transition was to keep the Fund's cash to a modest level in order to avoid sizable "gaps" in market performance. Finally, the Fund was competitive with its benchmark over the post-restructuring remainder of the period (as indicated by its year-to-date return of 22.29% through August, vs. a 22.89% gain for the S&P 500 Index), buoyed by its financial, technology and energy holdings in particular.

   In terms of specific strategies, we reoriented the Fund using a total-return approach, focusing on equities with the best risk-adjusted-return prospects. Here, we looked for stocks that were temporarily depressed for cyclical or other identifiable reasons. We particularly emphasized factors such as management changes, restructurings or new products or services that could improve earnings and free cash flow. Because of this, many of the Fund's holdings were purchased at P/E multiples below that of the S&P 500 Index. Examples include deep-water-drilling stocks Noble Drilling and Reading & Bates, which we bought early this year, when fears of declining oil prices drove their P/Es down to about 10 times estimated 1998 earnings. We viewed these securities as oversold, given the companies' potentially lucrative contracts for projects in the Gulf of Mexico and the North Sea. It should be stressed, however, that we did not simply seek out cheap stocks per se. Thus, the Fund's holdings during the period also included companies such as

WARBURG PINCUS ADVISOR GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------




   Wal-Mart, which we purchased at a higher P/E ratio of about 15 times estimated 1998 earnings. We saw value in the company's potential for increased return on assets in the wake of its recent restructuring and its expansion overseas. Wal-Mart, one of the Fund's largest positions during the period, contributed positively to its performance.

   With regard to sectors, we aligned the Fund's industry weightings more closely with those of its benchmark during the restructuring. (This was most noticeable in the financial area, which, having accounted for about a third of the Fund's assets at the end of 1996, represented approximately 13% of its assets as of August 31.) Though we remain strictly bottom-up stock selectors, the narrow valuations among sectors during the period called for, in our view, a generally balanced approach. That said, the Fund held modest overweightings, vs. the S&P 500 Index, in the energy, retail and financial-services sectors at the close of the period.

   With the restructuring now fully in place, we will continue to search for stocks that have what we deem to be the best risk-adjusted total-return prospects over the longer term. Because we generally take a 12- to 24-month view when analyzing an investment's potential, we expect that the Fund's turnover will remain within a reasonable range going forward.

Brian S. Posner
Portfolio Manager


*The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of Standard & Poor's Corporation.

WARBURG PINCUS ADVISOR GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------




          GROWTH OF $10,000 INVESTED IN ADVISOR SHARES OFWARBURG PINCUS
            GROWTH & INCOME FUND SINCE INCEPTION AS OF AUGUST 31, 1997

   The graph below illustrates the hypothetical investment of $10,000 in Advisor Shares of Warburg Pincus Growth & Income Fund from May 15, 1995 (inception) to August 31, 1997, assuming the reinvestment of dividends and capital gains at net asset value, compared to the S&P 500* for the same period.

                                      CHART
                                [GRAPHIC OMITTED]

Plot Points for Warburg Pincus Growth & Income Fund are as follows:

            Fund (Advisor Shares)      S&P 500
5/15/95           $10,000             $10,000
6/30/95           $10,164.8           $10,234.1
7/31/95           $10,669             $10,580.7
8/31/95           $11,011.9           $10,599.1
9/30/95           $10,869             $11,045.8
10/31/95          $10,422.3           $11,013.1
11/30/95          $11,092.3           $11,486.9
12/31/95          $10,934.8           $11,709.5
1/31/96           $11,609.8           $12,113.7
2/31/96           $11,531.6           $12,220.4
3/31/96           $11,614.6           $12,339.9
4/30/96           $11,792.3           $12,521.6
5/31/96           $11,870.5           $12,843.5
6/30/96           $11,013.9           $12,892.5
7/31/96           $10,182             $12,323.8
8/31/96           $10,580.2           $12,583.9
9/30/96           $10,432.9           $13,290.8
10/31/96          $10,525.4           $13,656.9
11/30/96          $11,158.3           $14,687.2
12/31/96          $10,760.1           $14,396.5
1/31/97           $11,208.1           $15,295
2/31/97           $11,371.7           $15,414.9
3/31/97           $10,937.9           $14,783.5
4/30/97           $11,286.3           $15,664.8
5/31/97           $12,068.6           $16,616.7
6/30/97           $12,508.1           $17,360.2
7/31/97           $13,486.7           $18,739.8
8/31/97           $13,158.1           $17,691.7

                    ----------------------------------------
                          Average Annual Total Returns
                           for periods ending 8/31/97
                                (Advisor Shares)
                    ----------------------------------------
                                     1 year
                    ----------------------------------------
                                     24.37%
                    ----------------------------------------
                                 Since Inception
                                    (5/15/95)
                    ----------------------------------------
                                     12.83%
                    ----------------------------------------

                                                                    FUND
                                                                    ----
               1 Year Total Return (9/30/96-9/30/97) ............   32.69%
               Average AnnualTotal Since Inception
                  (5/15/95-9/30/97) .............................   14.78%


--------------
* The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of Standard & Poor's Corporation.

WARBURG PINCUS ADVISOR BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                               October 17, 1997

   The objective of Warburg Pincus Advisor Balanced Fund (the "Fund") is maximum total return through a combination of long-term growth of capital and current income, consistent with preservation of capital. The Fund pursues its objective by investing in a diversified portfolio of equity and debt securities, and employs a multi-manager approach, using up to five different sector teams.

   For the 12 months ended August 31, 1997, the Fund had a total return of 22.66%, vs. gains of 24.57% for the Lipper Balanced Funds Index* and 40.59% for the S&P 500 Index.** The Fund's respective since-inception (on July 31, 1995) average annual total return through August 31, 1997 was 17.27%.

   Supported by relatively stable interest rates and subdued inflation, most major stock and bond indexes turned in good performances over the 12 months. Equities, though often volatile, were particularly robust, fueled by continued strength in corporate profits. Throughout the period, we sought to provide solid returns at a relatively low level of volatility. In practical terms, this meant maintaining broad exposure to both the equity and fixed-income markets, making adjustments as we deemed necessary on a risk-vs.-reward basis.

   The Fund's equities, 65.20% of its assets at the close of the period, included a diversified mix of domestic and foreign stocks. Of particular note, we maintained a substantial weighting in domestic small-cap stocks throughout the period. These securities initially took a toll on the Fund's performance, as the market favored the relative safety of larger-cap, more-liquid stocks well into the reporting period. Sentiment toward smaller companies improved dramatically over the May-through-August span, however, as investors took note of small-cap stocks' compelling valuations and earnings-growth rates, and the Fund's holdings rallied to contribute positively to its return for the 12 months. Elsewhere, we held a sizable position in larger-cap domestic stocks, which collectively performed well and helped offset the higher volatility of small caps. We also maintained a modest weighting in foreign equities (note: per a recent investment-policy change, the Fund may now invest as much as 15% of its assets in foreign stocks, up from 10% previously). Our foreign holdings, which continued to be well-diversified by country, on balance contributed positively to the Fund's return for the period.

WARBURG PINCUS ADVISOR BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------




   Within the fixed-income area, we concentrated primarily on Treasuries, as we continued to find them attractive on a risk-reward basis, though we also identified select values among mortgage-backed and corporate bonds. Because we view the Fund's fixed-income component mostly as a provider of income, rather than as a potential source of capital appreciation, we emphasized intermediate-term, high-quality securities across the bond market to minimize interest-rate and credit risk.

   We look forward to continuing to provide shareholders with a diversified portfolio of equity and fixed-income securities chosen on their individual merits. As ever, the Fund's asset allocation between stocks and bonds will be based on our view on the markets from a risk-reward perspective.


Dale C. Christensen                           Anthony G. Orphanos
Co-Portfolio Strategist                       Co-Portfolio Strategist

 *The Lipper Balanced Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Analytical Services Inc.

**The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of Standard & Poor's Corporation.

WARBURG PINCUS ADVISOR BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------



          GROWTH OF $10,000 INVESTED IN ADVISOR SHARES OFWARBURG PINCUS
               BALANCED FUND SINCE INCEPTION AS OF AUGUST 31, 1997

   The graph below illustrates the hypothetical investment of $10,000 in Advisor Shares of Warburg Pincus Balanced Fund from July 31, 1995 (inception) to August 31, 1997, assuming the reinvestment of dividends and capital gains at net asset value, compared to the S&P 500* and Lipper Balanced Funds Index ("LBFI")** for the same time period.

                                      CHART
                                [GRAPHIC OMITTED]

Plot Points for Warburg Pincus Balanced Fund are as follows:

               Fund (Advisor Shares)  S&P 500        LBFI
7/31/95              $10,000          $10,000      $10,000
8/31/95              $10,382.5        $10,017.4    $10,078
9/30/95              $10,493.6        $10,439.5    $10,318.7
10/31/95             $10,241.3        $10,408.6    $10,292.7
11/30/95             $10,727.2        $10,856.4    $10,612.6
12/31/95             $10,902.1        $11,066.8    $10,779.6
1/31/96              $11,215          $11,448.8    $10,974.2
2/31/96              $11,234          $11,549.7    $10,979.4
3/31/96              $11,242.2        $11,662.7    $11,020.8
4/30/96              $11,546.3        $11,834.3    $11,093.9
5/31/96              $11,802.9        $12,138.6    $11,207.3
6/30/96              $11,517.5        $12,184.8    $11,244.3
7/31/96              $11,012.6        $11,647.4    $10,955
8/31/96              $11,374.6        $11,893.2    $11,127.8
9/30/96              $11,721.5        $12,561.3    $11,539.4
10/31/96             $11,865.1        $12,907.4    $11,784.2
11/30/96             $12,248.2        $13,881.1    $12,333.4
12/31/96             $12,280.5        $13,606.4    $12,182.2
1/31/97              $12,522.8        $14,455.5    $12,555.1
2/31/97              $12,435.6        $14,568.9    $12,601.6
3/31/97              $12,153.4        $13,972.1    $12,235.5
4/30/97              $12,338.9        $14,805      $12,603.2
5/31/97              $12,973.4        $15,704.7    $13,119.2
6/30/97              $13,373.3        $16,407.3    $13,545.9
7/31/97              $14,138.6        $17,711.2    $14,317
8/31/97              $13,952.2        $16,720.7    $13,863

                    ----------------------------------------
                          Average Annual Total Returns
                           for periods ending 8/31/97
                                (Advisor Shares)
                    ----------------------------------------
                                     1 year
                    ----------------------------------------
                                     22.66%
                    ----------------------------------------
                                 Since Inception
                                    (7/31/95)
                    ----------------------------------------
                                     17.27%
                    ----------------------------------------

                                                                    FUND
                                                                    ----
               1 Year Total Return (9/30/96-9/30/97) .........      25.53%
               Average AnnualTotal Since Inception
                  (7/31/95-9/30/97) ..........................      19.45%



--------------------------------------------------------------------------------
* The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of Standard & Poor's Corporation.
**The Lipper Balanced Funds Index   is an equal weighted index of the 30 largest
  balanced funds that is compiled by Lipper Analytical Services, Inc. It is unmanaged with no defined investment objective.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS
August 31, 1997
--------------------------------------------------------------------------------


                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
COMMON STOCK (89.7%)
  AEROSPACE & DEFENSE  (4.6%)
    Gulfstream Aerospace Corp. (DAGGER)                138,500   $ 4,103,062
    Litton Industries, Inc. (DAGGER)                   167,200     8,339,100
    Lockheed Martin Corp.                               87,000     9,020,812
    Raytheon Co.                                       180,000     9,900,000
                                                                 -----------
                                                                  31,362,974
                                                                 -----------
  BANKS & SAVINGS & LOANS (2.2%)
    Bank of New York Co., Inc.                          85,000     3,793,125
    Citicorp                                            90,000    11,486,250
                                                                 -----------
                                                                  15,279,375
                                                                 -----------
  BUILDING & BUILDING MATERIALS (1.6%)
    USG Corp. (DAGGER)                                 250,000    10,718,750
                                                                 -----------
  BUSINESS SERVICES (0.8%)
    Deluxe Corp.                                        85,000     2,799,687
    H & R Block, Inc.                                   75,000     2,943,750
                                                                 -----------
                                                                   5,743,437
                                                                 -----------
  CAPITAL EQUIPMENT (3.4%)
    AlliedSignal, Inc.                                  50,000     4,128,125
    Cummins Engine Co., Inc.                            80,000     6,155,000
    Dresser Industries, Inc.                            55,000     2,296,250
    Ingersoll-Rand Co.                                  52,500     3,156,562
    ITT Industries, Inc.                               240,000     7,560,000
                                                                 -----------
                                                                  23,295,937
                                                                 -----------
  CHEMICALS (3.3%)
    Ferro Corp.                                        125,000     4,703,125
    Imperial Chemical Industries PLC ADR                81,500     5,348,437
    Olin Corp.                                         135,000     6,007,500
    Union Carbide Corp.                                125,300     6,429,456
                                                                 -----------
                                                                  22,488,518
                                                                 -----------
  COMPUTERS (9.2%)
    Automatic Data Processing, Inc.                    162,500     7,403,906
    Hewlett-Packard Co.                                155,000     9,503,437
    International Business Machines Corp.              163,000    16,442,625
    Quantum Corp. (DAGGER)                             289,500    10,150,594
    Seagate Technology, Inc. (DAGGER)                  288,500    11,017,094
    Sun Microsystems, Inc. (DAGGER)                    175,000     8,400,000
                                                                 -----------
                                                                  62,917,656
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
COMMON STOCK (CONT'D)
  CONGLOMERATES (0.7%)
    Harsco Corp.                                       110,000   $ 4,956,875
                                                                 -----------
  CONSUMER DURABLES (6.5%)
    Chrysler Corp.                                      572,500   20,109,062
    Ford Motor Co.                                      285,000   12,255,000
    Maytag Co.                                          175,065    4,803,346
    Volvo AB ADR                                        295,000    7,596,250
                                                                 -----------
                                                                  44,763,658
                                                                 -----------
  CONSUMER NON-DURABLES (3.3%)
    Fruit of the Loom, Inc. (DAGGER)                     70,000    1,872,500
    RJR Nabisco Holdings Corp.                          385,000   13,402,812
    Unilever NV                                          35,000    7,043,750
                                                                 -----------
                                                                  22,319,062
                                                                 -----------
  ENERGY (7.0%)
    British Petroleum Co. PLC ADR                       250,439   21,193,400
    Exxon Corp.                                         240,000   14,685,000
    Pioneer Natural Resources Co. (DAGGER)              105,000    4,193,438
    Total S.A. - SponsoredADR                           165,000    7,816,875
                                                                 -----------
                                                                  47,888,713
                                                                 -----------
  ENVIRONMENTAL SERVICES (0.5%)
    Browning-Ferris Industries                           72,500    2,532,969
    Waste Management, Inc.                               25,000      800,000
                                                                 -----------
                                                                   3,332,969
                                                                 -----------
  FINANCIAL SERVICES (8.3%)
    American Express Co.                                 54,950    4,272,362
    Berkley (W.R.) Corp.                                 80,000    4,425,000
    Equitable of Iowa Companies                          40,800    2,657,100
    Fannie Mae                                          160,000    7,040,000
    Freddie Mac                                         127,500    4,151,719
    General Re Corp.                                     20,000    3,877,500
    Household International, Inc.                        39,300    4,359,844
    Lehman Brothers Holdings, Inc.                       95,000    4,168,125
    MBIA, Inc.                                           74,550    8,442,787
    Provident Companies, Inc.                            85,000    5,535,625
    Republic New York Corp.                              50,000    5,353,125
    Terra Nova (Bermuda) Holdings, Ltd. Class A         123,600    2,796,450
                                                                 -----------
                                                                  57,079,637
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
COMMON STOCK (CONT'D)
  FOOD, BEVERAGES & TOBACCO (6.6%)
    Anheuser-Busch Companies, Inc.                     250,000  $ 10,656,250
    PepsiCo, Inc.                                      190,000     6,840,000
    Philip Morris Companies, Inc.                      337,000    14,701,625
    Ralston Purina Group                                42,500     3,825,000
    Sara Lee Corp.                                     147,500     5,936,875
    Swedish Match Co. ADR                              119,700     3,605,963
                                                                 -----------
                                                                  45,565,713
                                                                 -----------
  HEALTHCARE (4.7%)
    Baxter International, Inc.                         133,000     7,073,938
    Columbia/HCA Healthcare Corp.                       92,500     2,919,531
    Foundation Health Systems, Inc. (DAGGER)           164,500     5,233,156
    McKesson Corp.                                      25,000     2,342,188
    Tenet Healthcare Corp. (DAGGER)                    185,000     5,041,250
    United Healthcare Corp.                             80,000     3,890,000
    Wellpoint Health Networks, Inc. (DAGGER)           100,200     5,448,375
                                                                 -----------
                                                                  31,948,438
                                                                 -----------
  INDUSTRIAL MFG. & PROCESSING (0.7%)
    Eaton Corp.                                         55,000     4,953,438
                                                                 -----------
  LEISURE & ENTERTAINMENT (1.2%)
    Circus Circus Enterprises, Inc. (DAGGER)           100,000     2,393,750
    Polaroid Corp.                                     107,500     5,677,344
                                                                 -----------
                                                                   8,071,094
                                                                 -----------
  METALS & MINING (2.4%)
    Alumax, Inc. (DAGGER)                              255,000    10,566,563
    Aluminum Company of America                         75,000     6,168,750
                                                                 -----------
                                                                  16,735,313
                                                                 -----------
  OFFICE EQUIPMENT & SUPPLIES (1.8%)
    Pitney Bowes, Inc.                                 160,000    12,220,000
                                                                 -----------
  OIL SERVICES (4.8%)
    Noble Drilling Corp. (DAGGER)                      315,000     8,957,813
    Reading & Bates Corp. (DAGGER)                     185,000     6,717,813
    Transocean Offshore, Inc.                          100,000     9,506,250
    Western Atlas, Inc. (DAGGER)                        97,500     7,726,875
                                                                 -----------
                                                                  32,908,751
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
COMMON STOCK (CONT'D)
  PHARMACEUTICALS (1.7%)
    Bristol-Myers Squibb Co.                            90,000   $ 6,840,000
    Schering-Plough Corp.                               95,000     4,560,000
                                                                 -----------
                                                                  11,400,000
                                                                 -----------
  RETAIL (7.1%)
    Carson Pirie Scott & Co. (DAGGER)                  110,000     3,905,000
    Federated Department Stores, Inc. (DAGGER)         255,000    10,710,000
    May Department Stores Co.                           95,000     5,112,188
    Neiman-Marcus Group, Inc. (DAGGER)                 125,000     3,859,375
    Payless ShoeSource, Inc. (DAGGER)                  125,000     8,015,625
    Rite Aid Corp.                                     102,500     5,131,406
    Sotheby's Holdings, Inc.                           195,500     3,702,281
    Wal-Mart Stores, Inc.                              240,000     8,520,000
                                                                 -----------
                                                                  48,955,875
                                                                 -----------
  TELECOMMUNICATIONS & EQUIPMENT (3.9%)
    Alltel Corp.                                        80,000     2,530,000
    Ameritech Corp.                                     92,500     5,798,594
    Bell Atlantic Corp.                                145,920    10,560,960
    SBC Communications, Inc.                           150,000     8,156,250
                                                                 -----------
                                                                  27,045,804
                                                                 -----------
  TRANSPORTATION (1.5%)
    Burlington Northern Santa Fe Corp.                  47,500     4,355,156
    CSX Corp.                                          110,000     6,290,625
                                                                 -----------
                                                                  10,645,781
                                                                 -----------
  UTILITIES- ELECTRIC (1.9%)
    Allegheny Power System, Inc.                        75,000     2,179,688
    American Electric Power Co. Inc.                    95,000     4,150,313
    DQE, Inc.                                           50,000     1,587,500
    Entergy Corp.                                      110,000     2,729,375
    Illinova Corp.                                     100,000     2,300,000
                                                                 -----------
                                                                  12,946,876
                                                                 -----------
TOTAL COMMON STOCK (Cost $524,750,128)                           615,544,644
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
CONVERTIBLEPREFERRED STOCK (3.9%)
  BUSINESS SERVICES (0.5%)
    Merrill Lynch Series IGL6.25%
    (Callable 07/01/01 @ $46.28)                       100,000   $ 3,737,500
                                                                 -----------
  FINANCIAL SERVICES (2.3%)
    Aetna, Inc. Class C 6.25%
    (Callable 07/19/00 @ $92.869)                       40,000     3,520,000
    Allstate Corp. Exchangable Notes 6.764%
    (Callable 04/15/98 @ $41.50)                       255,000    12,399,375
                                                                 -----------
                                                                  15,919,375
                                                                 -----------
  HEALTHCARE (0.5%)
    McKesson Corp. Series 2.50%
    (Callable 06/01/27 @ $74.53)                        50,000     3,456,250
                                                                 -----------
  TELECOMMUNICATIONS & EQUIPMENT (0.6%)
    AirTouch Communications, Inc. Series B 6.00%
   (Callable 08/16/99 @ $35.96)                        115,000     3,766,250
                                                                 -----------
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $25,476,527)              26,879,375
                                                                 -----------
                                                            PAR
                                        RATE    MATURITY   (000)
                                        ----    --------   -----
CORPORATE BOND (0.4%)
  ENVIRONMENTAL SERVICES (0.4%)
    WMX Technologies, Inc. Convertible
      Subordinate Notes (Callable 3/15/00 @ $84.30)
      (Baa1, BBB+) (Cost $2,794,273)#   2.00%   01/24/05   $3,000  2,767,500
                                                                 -----------
ZERO COUPON BONDS (0.8%)
  INSURANCE (0.5%)
    USF&G Corp. Convertible Notes
    (Callable 03/03/99 @ $64.08)
      (Baa3, BBB-)#                             03/03/09    4,900  3,393,250
  RETAIL (0.3%)
    Costco Companies, Inc. Convertible Subordinate Notes
      (Putable 08/19/02 @ $59.42) (A3, BBB+)#   08/19/17    4,000  2,105,000
                                                                 -----------
TOTAL ZERO COUPON BONDS (Cost $5,396,699)                          5,498,250
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                    PAR
                                                    (000)         VALUE
                                                    ----          -----
REPURCHASE AGREEMENT (5.1%)
    Repurchase agreement with Goldman
      Sachs & Co. dated
      08/29/97 at 5.51%to be repurchased
      at $34,584,160 on
      09/02/97. (Collateralized by
      $12,900,000 U.S. Treasury
      Note 5.625% due 02/28/01,
      $12,900,000 U.S. Treasury
      Notes 5.50% due 12/31/00 and
      $8,471,430 U.S. Treasury
      Note 7.875% due 11/15/04. Total
      market value of collateral
      is $35,271,830) (Cost $34,563,000)            $34,563     $ 34,563,000
                                                                ------------
TOTAL INVESTMENTS ATVALUE (99.9%) (Cost $592,980,627*)           685,252,769

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                         773,589
                                                                ------------
NET ASSETS (100%) (applicable to 32,600,972 Common Shares
   and 4,607,320 Advisor Shares)                                $686,026,358
                                                                ============
NET ASSET VALUE, offering and redemption price per Common
   Share ($601,159,458 (DIVIDE) 32,600,972)                           $18.44
                                                                      ======
NET ASSET VALUE, offering and redemption price per Advisor
   Share ($84,866,900 (DIVIDE) 4,607,320)                             $18.42
                                                                      ======

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(DAGGER) Non-income producing security.
# Credit  ratings given  by Moody's Investors Service Inc. and Standard & Poor's
  Ratings Group are unaudited.
* Cost for federal income tax purposes at August 31, 1997 is $593,124,808. The gross appreciation (depreciation) on a tax basis is as follows:

               Gross Appreciation    $95,339,353
               Gross Depreciation     (3,211,392)
                                     -----------
               Net Appreciation      $92,127,961
                                     ===========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
U.S. COMMON STOCK (54.0%)
  AEROSPACE & DEFENSE (1.0%)
    Loral Space & Communications, Ltd.                  9,200     $  161,000
    Raytheon Co.                                        1,600         88,000
    Tracor, Inc. (DAGGER)                               4,400        132,550
                                                                 -----------
                                                                     381,550
                                                                 -----------
  AGRICULTURE (0.6%)
    Archer-Daniels Midland Co.                          4,200         90,825
    Monsanto Co.                                        3,600        158,175
                                                                 -----------
                                                                     249,000
                                                                 -----------
  BANKS & SAVINGS & LOANS (2.6%)
    Bank of New York Co., Inc.                          2,400        107,100
    Bank United Corp. Class A                           1,300         46,962
    Chase Manhattan Corp.                               1,300        144,544
    Citicorp                                              800        102,100
    First Chicago NBD Corp.                             1,500        107,625
    Pacific Century Financial Corp.                     1,100         54,244
    Quaker City Bancorp., Inc.(DAGGER)                  8,000        164,000
    Texas Regional Bancshares, Inc.                     4,350        110,925
    Washington Mutual, Inc.                             3,150        188,606
                                                                 -----------
                                                                   1,026,106
                                                                 -----------
  BUSINESS SERVICES (1.0%)
    AccuStaff, Inc.  (DAGGER)                           1,000         26,562
    First Data Corp.                                    3,000        123,187
    Gartner Group, Inc. Class A (DAGGER)                1,000         26,437
    Robert Half International, Inc.  (DAGGER)           2,000        116,750
    Sterling Commerce, Inc.  (DAGGER)                   2,000         66,125
    SunGard Data Systems, Inc. (DAGGER)                   800         41,700
                                                                 -----------
                                                                     400,761
                                                                 -----------
  CAPITAL EQUIPMENT (0.8%)
    Allied Products Corp.                               4,900        173,031
    Avondale Industries, Inc. (DAGGER)                  5,250        120,094
                                                                 -----------
                                                                     293,125
                                                                 -----------
  CHEMICALS (0.9%)
    Avery-Dennison Corp.                                5,200        213,525
    Du Pont (E.I.) De Nemours & Co.                     1,300         81,006
    Morton International, Inc.                          2,000         66,500
                                                                 -----------
                                                                     361,031
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
U.S. COMMON STOCK (CONT'D)
  COMMUNICATIONS & MEDIA (1.7%)
    @Entertainment, Inc. (DAGGER)                       5,000      $  76,875
    At Home Corp. Series A (DAGGER)                     1,500         28,687
    Dow Jones & Co., Inc.                                 500         21,406
    General Cable Corp.  (DAGGER)                       4,000        138,500
    Harte-Hanks Communications, Inc.                    4,000        121,750
    U.S. West, Inc. - Media Group                       7,700        154,000
    Viacom, Inc. Class B                                4,100        121,462
                                                                 -----------
                                                                     662,680
                                                                 -----------
  COMPUTERS (5.1%)
    Adobe Systems, Inc.                                   500         19,687
    BMC Software, Inc. (DAGGER)                         1,200         75,150
    Citrix Systems, Inc. (DAGGER)                       2,000        101,000
    Comdisco, Inc.                                      2,500         67,969
    COMPAQ Computer Corp. (DAGGER)                      3,250        212,875
    Computer Horizons Corp. (DAGGER)                    1,500         59,625
    Data Dimensions, Inc. (DAGGER)                      2,500         83,437
    Harbinger Corp. (DAGGER)                            1,500         52,500
    Hewlett Packard Co.                                 2,700        165,544
    Information Analysis, Inc. (DAGGER)                 1,000         28,250
    Internationl Business Machines Corp.                4,400        443,850
    McAfee Associates, Inc. (DAGGER)                    1,200         67,950
    National Instruments Corp. (DAGGER)                 2,000         82,500
    PeopleSoft, Inc. (DAGGER)                           1,500         84,375
    Peritus Software Services, Inc.  (DAGGER)             500         12,500
    Quantum Corp . (DAGGER)                             3,700        129,731
    Rational Software Corp. (DAGGER)                    3,000         49,500
    Seagate Technology, Inc. (DAGGER)                   3,400        129,837
    Sun Microsystems, Inc.  (DAGGER)                    2,500        120,000
                                                                 -----------
                                                                   1,986,280
                                                                 -----------
  CONGLOMERATES (1.0%)
    Oglebay Norton Co.                                  1,800         94,500
    United Technologies Corp.                           1,600        124,900
    Westinghouse Electric Corp.                         6,840        176,130
                                                                 -----------
                                                                     395,530
                                                                 -----------
  CONSUMER DURABLES (0.8%)
    Autoliv, Inc.                                         682         26,641
    Citation Corp. (DAGGER)                             7,500        131,250
    Triangle Pacific Corp. (DAGGER)                     4,300        135,450
                                                                 -----------
                                                                     293,341
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
U.S. COMMON STOCK (CONT'D)
  CONSUMER NON-DURABLES (1.7%)
    American Safety Razor Corp. (DAGGER)                 6,000    $  111,750
    Gibson Greetings, Inc. (DAGGER)                      4,700       105,750
    Home Products International, Inc. (DAGGER)           3,400        45,475
    Sola International, Inc. (DAGGER)                    1,200        37,200
    Standex International Corp.                          4,400       138,875
    USA Detergents, Inc.                                 5,900        69,325
    Westpoint Stevens, Inc. (DAGGER)                     1,600        64,000
    Zag Industries, Ltd. (DAGGER)                        8,200        82,000
                                                                 -----------
                                                                     654,375
                                                                 -----------
  CONSUMER SERVICES (0.4%)
    DeVRY, Inc. (DAGGER)                                  4,000      108,500
    ITT Educational Services, Inc. (DAGGER)               1,650       33,000
                                                                 -----------
                                                                     141,500
                                                                 -----------
  ELECTRONICS (4.3%)
    AMP, Inc.                                             1,300       65,000
    Atmel Corp. (DAGGER)                                  2,500       88,437
    Avant! Corp. (DAGGER)                                 2,400       69,750
    Burr-Brown Corp. (DAGGER)                             1,500       53,250
    Cypress Semiconductor (DAGGER)                        4,500       79,875
    EA Industries, Inc. (DAGGER)                         27,300      221,812
    Etec Systems, Inc. (DAGGER)                           1,500      100,500
    Intel Corp.                                           2,200      202,675
    KLA - Tencor Corp. (DAGGER)                           1,600      113,400
    Lam Research Corp. (DAGGER)                           1,000       56,500
    Linear Technology Corp.                               1,500       98,344
    LSI Logic Corp. (DAGGER)                              1,800       57,937
    Maxim Integrated Products, Inc. (DAGGER)              2,600      179,725
    Microchip Technology, Inc. (DAGGER)                   1,500       60,656
    Synopsys, Inc. (DAGGER)                               1,800       62,325
    Texas Instruments, Inc. (DAGGER)                        900      102,262
    Xilinx, Inc. (DAGGER)                                 1,400       66,500
                                                                 -----------
                                                                   1,678,948
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
U.S. COMMON STOCK (CONT'D)
  ENERGY (3.2%)
    Amoco Corp.                                          1,400    $  132,387
    Anadarko Petroleum Corp.                             1,300        95,469
    Chevron Corp.                                        2,100       162,619
    Forcenergy, Inc. (DAGGER)                            3,600       130,500
    Forest Oil Corp. (DAGGER)                            9,650       154,400
    KCS Energy, Inc.                                     7,000       186,812
    Meridian Resource Corp. (DAGGER)                    12,500       136,719
    Pioneer Natural Resources Co. (DAGGER)               2,300        91,856
    United Meridian Corp. Series A (DAGGER)              3,500       137,156
                                                                 -----------
                                                                   1,227,918
                                                                 -----------
  ENGINEERING & CONSTRUCTION (0.3%)
    Gradall Industries, Inc. (DAGGER)                    6,900       105,225
                                                                 -----------
  ENTERTAINMENT (0.3%)
    SCP Pool Corp. (DAGGER)                              4,400       101,200
                                                                 -----------
  ENVIRONMENTAL SERVICES (0.5%)
    Allied Waste Industries, Inc. (DAGGER)               4,000        60,250
    USA Waste Services, Inc. (DAGGER)                    3,500       147,000
                                                                 -----------
                                                                     207,250
                                                                 -----------
  FINANCIAL SERVICES (9.5%)
    Allstate Corp.                                       1,000        73,062
    Berkshire Hathaway, Inc. Class B (DAGGER)              100       139,200
    City National Corp.                                  2,700        75,431
    Commerce Group, Inc. - Mass                          4,600       128,512
    Crawford & Co. Class B                               3,500        73,937
    Delphi Financial Group Class A (DAGGER)              3,000       131,437
    Freddie Mac                                          6,400       208,400
    Fidelity National Financial, Inc.                    3,500        60,812
    Fund American Enterprises Holdings, Inc.               700        73,850
    Household International, Inc.                          600        66,563
    Interstate/Johnson Lane, Inc.                        5,600       145,600
    Legg Mason, Inc.                                     5,000       308,750
    Life Re Corp.                                        1,000        51,313
    NAC Re Corp.                                         2,850       134,306
    National Western Life Insurance Co. Class A (DAGGER) 1,500       132,750
    Nationwide Financial Services, Inc.                  1,600        44,400
    Ocwen Asset Investment Corp.                        22,000       514,250
    Penncorp Financial Group, Inc.                       1,500        48,094
    PICO Holdings, Inc. (DAGGER)                        14,800        75,850


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
U.S. COMMON STOCK (CONT'D)
  FINANCIAL SERVICES (CONT'D)
    Provident Co., Inc.                                 1,400      $  91,175
    ReliaStar Financial Corp.                           5,893        440,502
    Salomon, Inc.                                       1,300         77,838
    SLM Holding Corp.                                   1,000        135,500
    Terra Nova (Bermuda) Holdings, Ltd. Class A         6,550        148,194
    Transactions Systems Architects, Inc.
      Class A (DAGGER)                                  4,800        166,200
    United Companies Finance Corp.                      2,900         82,650
    White River Corp. (DAGGER)                          1,400         94,500
                                                                 -----------
                                                                   3,723,076
                                                                 -----------
  FOOD, BEVERAGES & TOBACCO (0.2%)
    Consolidated Cigar Holdings, Inc. (DAGGER)          1,500         49,688
    Smucker (J.M.) Co. Class A                            900         23,794
                                                                 -----------
                                                                      73,482
                                                                 -----------
  HEALTHCARE (1.5%)
    ALZA Corp. (DAGGER)                                 3,000         87,000
    Ballard Medical Products                            2,500         57,813
    Becton, Dickinson & Co.                             3,200        153,400
    Emcare Holdings, Inc. (DAGGER)                      2,200         83,325
    HealthCare COMPARE Corp. (DAGGER)                   3,000        167,250
    U.S. Surgical Corp.                                 1,500         49,406
                                                                 -----------
                                                                     598,194
                                                                 -----------
  INDUSTRIAL MFG. & PROCESSING (0.5%)
    Goodrich (B.F.) Co.                                 1,500         63,188
    Roanoke Electric Steel Corp.                          700         15,225
    Schnitzer Steel Industries, Inc. Class A            4,100        134,275
                                                                 -----------
                                                                     212,688
                                                                 -----------
  LODGING & RESTAURANTS (1.0%)
    CKE Restaurants, Inc.                               2,100         67,725
    Doubletree Corp. (DAGGER)                           2,000        100,000
    McDonald's Corp.                                    2,600        123,013
    Morton's Restaurant Group, Inc. (DAGGER)            4,550         91,000
    Shells Seafood Restaurants, Inc. (DAGGER)           1,500         20,250
                                                                 -----------
                                                                     401,988
                                                                 -----------
  METALS & MINING (1.0%)
    Reynolds Metals Co.                                 2,800        197,925
    Universal Stainless & Alloy Products,
       Inc. (DAGGER)                                   12,000        173,250
                                                                 -----------
                                                                     371,175
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
U.S. COMMON STOCK (CONT'D)
  OFFICE EQUIPMENT & SUPPLIES (0.1%)
    New England Business Service, Inc.                   1,800   $    54,900
                                                                 -----------
  OIL SERVICES (2.5%)
    Global Industries, Ltd. (DAGGER)                     4,000       145,750
    Halliburton Co.                                        500        23,875
    Nabors Industries, Inc. (DAGGER)                     3,000       103,313
    Pride International, Inc. (DAGGER)                   3,000        96,000
    Smith International, Inc. (DAGGER)                   8,000       582,000
    Varco International, Inc. (DAGGER)                     800        31,800
                                                                 -----------
                                                                     982,738
                                                                 -----------
  PHARMACEUTICALS (2.1%)
    American Home Products Corp.                         2,200       158,400
    Bristol-Myers Squibb Corp.                           2,700       205,200
    Columbia Laboratories, Inc. (DAGGER)                 3,500        59,938
    Dura Pharmaceuticals, Inc. (DAGGER)                  1,000        35,625
    Elan Corp. PLC  ADR (DAGGER)                         1,000        45,500
    Forest Laboratories, Inc. (DAGGER)                   1,000        41,063
    Gilead Sciences, Inc. (DAGGER)                       2,000        64,750
    Human Genome Sciences, Inc. (DAGGER)                 3,000       111,750
    Merck & Co., Inc.                                    1,100       100,994
                                                                 -----------
                                                                     823,220
                                                                 -----------
  REAL ESTATE (1.9%)
    Berkshire Realty Co., Inc.                           9,000       101,813
    Equity Inns, Inc.                                    3,500        50,750
    Healthcare Realty Trust                              7,500       213,281
    NHP, Inc. (DAGGER)                                   5,700       143,569
    Walden Residential Properties, Inc.                  2,500        59,688
    Weeks Corp.                                          1,700        53,550
    Western Water Co. (DAGGER)                           7,400       113,313
                                                                 -----------
                                                                     735,964
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
U.S. COMMON STOCK (CONT'D)
  RETAIL (4.1%)
    Borders Group, Inc. (DAGGER)                        6,000     $  142,875
    CUC International, Inc. (DAGGER)                    2,000         47,000
    CVS Corp.                                           2,300        129,663
    Family Dollar Stores, Inc.                          1,800         38,250
    Filene's Basement Corp. (DAGGER)                    7,600         62,700
    Fingerhut Co., Inc.                                 6,100        123,525
    Home Depot, Inc.                                    1,950         92,016
    Galoob (Lewis) Toys, Inc. (DAGGER)                  5,000        103,750
    Neiman-Marcus Group, Inc. (DAGGER)                  5,000        154,375
    Payless Shoesource, Inc. (DAGGER)                   1,200         76,950
    Rite Aid Corp.                                      2,500        125,156
    Sotheby's Holdings, Inc. Class A                   10,200        193,163
    Staples, Inc. (DAGGER)                              2,000         47,000
    Wal-Mart Stores, Inc.                               8,000        284,000
                                                                 -----------
                                                                   1,620,423
                                                                 -----------
  TELECOMMUNICATIONS & EQUIPMENT (1.6%)
    Bay Networks, Inc. (DAGGER)                         4,400        155,650
    DSC Communication Corp. (DAGGER)                    4,000        116,500
    GTE Corp.                                           1,500         66,844
    Intermedia Communications of Florida,
        Inc. (DAGGER)                                   1,500         53,625
    McLeod USA Inc. Class A  (DAGGER)                   1,500         50,813
    QUALCOMM, Inc. (DAGGER)                             1,200         55,500
    WorldCom, Inc. (DAGGER)                             4,200        125,738
                                                                 -----------
                                                                     624,670
                                                                 -----------
  TRANSPORTATION (1.8%)
    Allied Holdings, Inc. (DAGGER)                      4,600         71,875
    Atlas Air, Inc.  (DAGGER)                           4,100        113,775
    Coach USA, Inc. (DAGGER)                            2,000         51,875
    Heartland Express, Inc. (DAGGER)                    2,250         55,688
    M.S. Carriers, Inc.                                 2,500         58,750
    Mark VII, Inc. (DAGGER)                             3,000         91,500
    MTL, Inc. (DAGGER)                                  4,450        115,700
    OMI Corp. (DAGGER)                                 13,900        147,688
                                                                 -----------
                                                                     706,851
                                                                 -----------
TOTAL U.S. COMMON STOCK (Cost $16,060,312)                        21,095,189
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
FOREIGN COMMON STOCK (9.6%)
  AUSTRALIA (0.4%)
    Boral, Ltd.                                         59,700    $  174,083
                                                                 -----------
  AUSTRIA (0.9%)
    Radex-Heraklith Industries                           3,700       142,582
    VA Technologie AG                                    1,165       213,408
                                                                 -----------
                                                                     355,990
                                                                 -----------
  BRAZIL (0.3%)
    CIA Saneamento                                     175,000        45,702
    Telebras ADR                                           540        63,720
                                                                 -----------
                                                                     109,422
                                                                 -----------
  DENMARK (0.3%)
    ISS International Service System B                   3,400       100,410
    SAS Danmark AS                                       2,200        33,926
                                                                 -----------
                                                                     134,336
                                                                 -----------
  FINLAND (0.3%)
    Rauma OY                                             5,340       108,982
                                                                 -----------
  FRANCE (0.3%)
    Compagnie Francaise de Petroleum Total               1,355       126,921
                                                                 -----------
  GERMANY (0.3%)
    Hoechst AG                                           3,200       125,007
                                                                 -----------
  HONG KONG (0.4%)
    Guangshen Railway Co., Ltd.                         44,500        18,519
    Guangshen Railway Co., Ltd. ADR                      2,800        59,675
    Hong Kong Land Holdings                             26,424        76,365
                                                                 -----------
                                                                     154,559
                                                                 -----------
  INDONESIA (0.3%)
    Indonesian Satellite Corp. ADR                       5,500       119,281
                                                                 -----------
  ISRAEL (0.2%)
    Orbotech, Ltd.                                       2,000        99,750
                                                                 -----------
  ITALY (0.3%)
    Assicurazioni Generali SPA                           5,500       115,878
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
FOREIGN COMMON STOCK (CONT'D)
  JAPAN (2.2%)
    Fujitsu, Ltd.                                       7,000     $   83,458
    Kao Corp.                                           7,000        103,163
    Orix Corp.                                          2,000        148,203
    Sankyo Company, Ltd.                                3,000         90,909
    Sony Corp.                                          1,700        147,789
    Sumitomo Bank, Ltd.                                 6,000         88,425
    Tokyo Electronics, Ltd.                             3,300        178,962
                                                                 -----------
                                                                     840,909
                                                                 -----------
  MEXICO (0.1%)
    PanAmerican Beverages, Inc. Class A                 1,900         57,119
                                                                 -----------
  NETHERLANDS (0.4%)
    Philips Electronics NV                              2,100        149,506
                                                                 -----------
  NEW ZEALAND (0.5%)
    Brierley Investments, Ltd.                        225,500        193,056
                                                                 -----------
  NORWAY (0.4%)
    SAS Norge ASA Class B                               2,000         28,656
    Smedvig ASA ADR Class B (DAGGER)                    4,000        111,500
                                                                 -----------
                                                                     140,156
                                                                 -----------
  PHILIPPINES (0.3%)
    Millicom International Cellular SA                  2,035        103,785
                                                                 -----------
  PORTUGAL (0.5%)
    Portugal Telecommunications SA ADR (DAGGER)         5,200        191,100
                                                                 -----------
  SOUTH KOREA (0.4%)
    Samsung Electronics GDR                                86          4,734
    Samsung Electronics GDR (DAGGER)                    5,300        136,475
                                                                 -----------
                                                                     141,209
                                                                 -----------
  SWITZERLAND (0.4%)
    Julius Baer Holdings AG Class B                       120        169,298
                                                                 -----------
  UNITED KINGDOM (0.4%)
    Hanson PLC                                         31,750        152,351
                                                                 -----------
TOTAL FOREIGN COMMONSTOCK  (Cost $3,369,970)                       3,762,698
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES      VALUE
                                                      ---------     -----
PREFERRED STOCK (1.6%)
  REAL ESTATE (1.6%)
    Equity Residential Properties Trust Series C
      9.125% (Callable 09/09/06 @ $25.00)               10,000    $  266,875
    MEPC International Capital Series A 9.125%
      (Callable 09/21/05 @ $25.00)                       5,000       119,813
    Oasis Residential, Inc. Series A 9.000%
      (Callable 04/30/01 @ $25.00)                       5,000       128,125
    Security Capital Industries Series C 8.540%
      (Callable 11/13/26 @ $50.00)                       2,000       102,750
                                                                 -----------
TOTAL PREFERRED STOCK (Cost $606,320)                                617,563
                                                                 -----------

                                                            PAR
                                       RATE    MATURITY    (000)
                                       ----    --------    -----
U.S. CORPORATEBONDS (2.7%)
  FINANCIAL SERVICES (0.6%)
    First Union Corp. Subordinated
      Debentures (Putable 10/15/05
      @ $100.00) (A2, A-)#            6.550%    10/15/35     250     245,938
  INDUSTRIAL (0.4%)
    Lowe's Companies Medium Term Note
      (Putable 05/15/07 @$100.00)
      (A2, A)#                        7.110%    05/15/37     160     163,600
  RETAIL (0.8%)
    Penney (J.C.) & Co. Debentures
      (Putable 08/15/03 @ $100.00)
      (A2, A)#                        6.900%    08/15/26     325     331,500
  UTILITIES-ELECTRIC (0.9%)
    Korea Electric Power Debentures
      (Putable 12/01/01 @ $100.00)
      (A1, AA-)#                      6.000%    12/01/26     325     318,906
                                                                 -----------
TOTAL CORPORATE BONDS (Cost $1,051,553)                            1,059,944
                                                                 -----------

CALL OPTIONS (0.0%)
  SINGAPORE (0.0%)
    DBS 50 Index 01/26/98,
    (Strike Price $407.39) (DAGGER)                          384          46
                                                                 -----------
  THAILAND (0.0%)
    SET 50 Index 01/26/98,
    (Strike Price $2.48) (DAGGER)                         41,467           0
                                                                 -----------
TOTAL CALL OPTIONS (Cost $30,000)                                         46
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                            PAR
                                      RATE    MATURITY     (000)    VALUE
                                      ----    --------     -----    -----
U.S. TREASURY OBLIGATIONS (28.0%)
    U.S. TREASURY NOTE               8.500%    11/15/00  $5,800  $ 6,196,836
    U.S. TREASURY NOTE               8.000%    05/15/01   1,500    1,589,415
    U.S. TREASURY NOTE               6.500%    05/31/01   1,500    1,516,140
    U.S. TREASURY NOTE               7.500%    02/15/05   1,525    1,626,839
                                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,868,396)                10,929,230
                                                                 -----------

MORTGAGE BACKED SECURITIES (2.7%)
    Government National Mortgage
      Association Pass Through
      (Aaa, AAA)#                    6.500%    08/15/03       9        8,731
    GE Capital Mortgage Services, Inc.
      Series 1994-7 Class A10
      (Aaa, AAA)#                    6.000%    02/25/09     484      462,374
    Morgan Stanley Mortgage
      Trust Series 40 Class 8
      (NR, AAA)#                     7.000%    07/20/21     600      580,422
                                                                 -----------
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,065,496)                 1,051,527
                                                                 -----------

FOREIGN CORPORATE BONDS (0.0%)
  THAILAND (0.0%)
    Bangkok Bank Public Co., Ltd.
      (Convertible) (NR, NR)
      (Cost $25,946)#                3.250%    03/03/04      27       14,648
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                            PAR
                                      RATE    MATURITY     (000)    VALUE
                                      ----    --------     -----    -----
REPURCHASE AGREEMENT (0.8%)
    Repurchase agreement with
      Goldman Sachs & Co. dated
      08/29/97 at 5.51% to be
      repurchased at $293,179 on
      09/02/97. (Collateralized by
      $109,350 U.S. Treasury
      Note 5.625% due 02/28/01,
      $109,350 U.S. Treasury
      5.50% due 12/31/00 and $71,810
      U.S. Treasury Note
      7.875% due 11/15/04. Total
      market value of collateral
      is $296,130) (Cost $293,000)    5.510%    09/02/97    $293  $  293,000
                                                                 -----------
TOTAL INVESTMENTS ATVALUE (99.4%) (Cost $33,370,993*)             38,823,845

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                         251,768
                                                                 -----------
NET ASSETS (100.0%) (applicable to 2,734,117
   Common Shares and 10,499 Advisor Shares)                      $39,075,613
                                                                 ===========
 NET ASSET VALUE, offering and redemption price per
   Common Share ($38,926,294 (DIVIDE) 2,734,117)                      $14.24
                                                                 ===========
NET ASSET VALUE, offering and redemption price per Advisor
   Share ($149,319 (DIVIDE) 10,499)                                   $14.22
                                                                 ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                        GDR = Global Depository Receipt

--------------
(DAGGER) Non-income producing security.
# Credit ratings given by Moody's  Investors Service Inc., and Standard & Poor's
  Ratings Group are  unaudited.
* Cost for federal income tax purposes at August 31, 1997 is $33,410,809. The gross appreciation (depreciation) on a tax basis is as follows:
                            Gross Appreciation $5,781,782
                            Gross Depreciation   (368,746)
                                               ----------
                            Net Appreciation   $5,413,036
                                               ==========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 1997
--------------------------------------------------------------------------------


#                                              WARBURG PINCUS     WARBURG PINCUS
                                            GROWTH & INCOME FUND   BALANCED FUND
                                            --------------------  --------------
INVESTMENT INCOME:
    Dividends                                  $  10,144,739        $  312,837
    Interest                                       2,121,388           791,393
    Foreign taxes withheld                          (168,513)           (4,015)
                                                ------------        ----------
       Total investment income                    12,097,614         1,100,215
                                                ------------        ----------
EXPENSES:
    Investment advisory                            4,637,851           319,264
    Administrative services                        1,483,450            88,685
    Custodian/Sub-custodian                          121,205            34,614
    Directors                                          7,500            10,269
    Distribution and shareholder services            372,841            88,903
    Insurance                                         50,579             1,576
    Interest                                          27,426               309
    Printing                                         161,821            11,100
    Professional                                      10,350            14,752
    Transfer agent                                   503,805            45,571
    Miscellaneous                                     41,233            57,964
                                                ------------        ----------
                                                   7,418,061           673,007
Less fees waived and expenses reimbursed              (6,724)         (193,893)
                                                ------------        ----------
       Total expenses                              7,411,337           479,114
                                                ------------        ----------
           Net investment income                   4,686,277           621,101
                                                ------------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS AND FOREIGN CURRENCY
  RELATED ITEMS:
    Net realized gain from security
       transactions                               88,134,951         2,259,328
    Net realized loss from foreign
       currency related items                              0            (1,211)
    Net change in unrealized appreciation
       from investments and foreign
       currency related items                     41,534,862         4,514,953
                                                ------------        ----------
       Net realized and unrealized gain
         from investments and foreign
         currency related items                  129,669,813         6,773,070
                                                ------------        ----------
Net increase in net assets resulting from
  operations                                    $134,356,090        $7,394,171
                                                ============        ==========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OFCHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            WARBURG PINCUS                WARBURG PINCUS
                                                         GROWTH & INCOME FUND              BALANCED FUND
                                                  ------------------------------   ------------------------------
                                                  FOR THE YEARS ENDED AUGUST 31,   FOR THE YEARS ENDED AUGUST 31,
                                                  ------------------------------   ------------------------------
                                                       1997            1996             1997           1996
                                                       ----            ----             ---            ----
FROM OPERATIONS:
  Net investment income                           $   4,686,277  $    6,958,699    $    621,101    $   314,297
  Net realized gain from security transactions       88,134,951      20,871,086       2,259,328        490,109
  Net realized gain (loss) from foreign currency
      related items                                           0               0          (1,211)            37
    Net change in unrealized appreciation from
      investments and foreign currency
      related items                                  41,534,862     (67,018,131)      4,514,953        472,314
                                                  -------------  --------------    ------------    -----------
      Net increase (decrease) in net assets
       resulting from operations                    134,356,090     (39,188,346)      7,394,171      1,276,757
                                                  -------------  --------------    ------------    -----------
FROM DISTRIBUTIONS:
    Dividends to shareholders from net
      investment income:
       Common Shares                                 (4,434,607)     (8,430,598)       (655,603)      (212,883)
       Advisor Shares                                  (348,996)       (306,084)         (1,449)           (10)
    Distributions from realized gains:
       Common Shares                                          0     (49,915,078)       (395,800)      (149,992)
       Advisor Shares                                         0      (3,362,883)           (809)           (16)
                                                  -------------  --------------    ------------    -----------
           Net decrease in net assets from
             distributions                           (4,783,603)    (62,014,643)     (1,053,661)      (362,901)
                                                  -------------  --------------    ------------    -----------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                    276,013,445     370,678,850      19,977,419     33,327,987
    Reinvested dividends                              4,560,726      58,584,414       1,014,239        345,753
    Net asset value of shares redeemed             (531,312,507)   (615,963,314)    (19,120,778)    (9,065,222)
                                                  -------------  --------------    ------------    -----------
       Net increase (decrease) in net assets
         from capital share transactions           (250,738,336)   (186,700,050)      1,870,880     24,608,518
                                                  -------------  --------------    ------------    -----------
           Total increase (decrease)
               in net assets                       (121,165,849)   (287,903,039)      8,211,390     25,522,374
NET ASSETS:
    Beginning of year                               807,192,207   1,095,095,246      30,864,223      5,341,849
                                                  -------------  --------------    ------------    -----------
    End of year                                   $ 686,026,358  $  807,192,207    $ 39,075,613    $30,864,223
                                                  =============  ==============    ============    ===========
Undistributed Net Investment Income               $     577,858  $      675,184    $     71,417    $   108,542
                                                  =============  ==============    ============    ===========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout the Year)
--------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                                               MAY 15, 1995
                                           FOR THE YEARS ENDED AUGUST 31,    (COMMENCEMENT)
                                           ------------------------------    OF OPERATIONS TO
                                                 1997           1996          AUGUST 31, 1995
                                                ----            ----         ----------------
NET ASSET VALUE, BEGINNING OF PERIOD            $14.88         $16.38             $14.87
                                                ------         ------             ------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                       0.0727          .0800             0.0236
    Net Gains (Losses) on Securities (both
      realized and unrealized)                  3.5474         (.6931)            1.5323
                                                ------         ------             ------
       Total from Investment Operations         3.6201         (.6131)            1.5559
                                                ------         ------             ------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income       (0.0808)        (.0736)           (0.0459)
    Distributions from Realized Gains               --         (.8133)                --
                                                ------         ------             ------
       Total Distributions                     (0.0808)        (.8869)           (0.0459)
                                                ------         ------             ------
NET ASSET VALUE, END OF PERIOD                  $18.42         $14.88             $16.38
                                                ======         ======             ======
Total Returns                                    24.37%         (3.92%)            10.49%(c)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $84,867        $79,565            $56,902
Ratios of Expenses to Average Net Assets          1.54%          1.59%              1.92%(b)
Ratios of Net Investment Income to
  Average Net Assets                              0.43%          0.28%              0.43%(b)
Portfolio Turnover Rate                            148%            94%               109%(b)
Average Commission Rate (a)                    $0.0587        $0.0596                 --

--------------------------------------------------------------------------------
(a) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.
(b)  Annualized.
(c)  Non annualized.

TAX STATUS OF 1997 DIVIDENDS (UNAUDITED)
  Dividends paid by the Fund taxable as ordinary income amounted to $0.0808 per share; 100.00% of ordinary income dividends qualify for the dividends received deduction available to corporate shareholders for U.S.income tax purposes.
  Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-Div and will be mailed in January 1998.


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout the Year)
--------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                                              JULY 31, 1995
                                           FOR THE YEARS ENDED AUGUST 31,    (COMMENCEMENT)
                                           ------------------------------    OF OPERATIONS TO
                                                 1997           1996          AUGUST 31, 1995
                                                ----            ----         ----------------
NET ASSET VALUE, BEGINNING OF PERIOD            $11.94         $11.13             $10.72
                                                ------         ------             ------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                      (0.0233)        0.3689             0.0170
    Net Gains (Losses) on Securities (both
      realized and unrealized)                  2.6774         0.6815             0.3930
                                                ------         ------             ------
       Total from Investment Operations         2.6541         1.0504             0.4100
                                                ------         ------             ------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income       (0.2226)       (0.0942)            0.0000
    Distributions from Realized Gains          (0.1511)       (0.1462)            0.0000
                                                ------         ------             ------
       Total Distributions                     (0.3737)       (0.2404)            0.0000
                                                ------         ------             ------
NET ASSET VALUE, END OF PERIOD                  $14.22         $11.94             $11.13
                                                ======         ======             ======
Total Returns                                    22.66%          9.56%              3.82%(d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $149            $12                 $1
Ratios of Expenses to Average Net Assets          1.60%(a)       1.71%(a)           1.76%(a)(c)
Ratios of Net Investment Income to
  Average Net Assets                              1.53%         (4.11%)             2.00%(c)
Portfolio Turnover Rate                            120%           108%               107%(c)
Average Commission Rate (b)                    $0.0400        $0.0453                 --

--------------------------------------------------------------------------------
(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Balanced Fund would have been 2.81%, 205.06% and 628.47% for the periods ending August 31, 1997, 1996 and
     1995, respectively.
(b) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.
(c)  Annualized.
(d)  Non annualized.

TAX STATUS OF 1997 DIVIDENDS (UNAUDITED)
  Dividends paid by the Fund taxable as ordinary income amounted to $0.3468 per share; long-term capital gains amounted to $0.0269 per share; 31.52% of ordinary income dividends qualify for the dividends received deduction available to corporate shareholders for U.S.income tax purposes.
  Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-Div and will be mailed in January 1998.


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1997
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
     The Warburg Pincus Funds covered in this report are comprised of Warburg Pincus Growth & Income Fund (the "Growth & Income Fund") and Warburg Pincus Balanced Fund (the "Balanced Fund"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each Fund offers two classes of shares, one class being referred to as Common shares and one class being referred to as Advisor shares.Common and Advisor shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them.
     On May 3, 1996, pursuant to an Agreement and Plan of Reorganization, the Growth & Income Fund and the Balanced Fund (each, an "Acquiring Fund") each acquired all of the assets of an investment series of The RBB Fund,Inc., Warburg Pincus Growth & Income Fund (the "Acquired Growth & Income Fund") and the Warburg Pincus Balanced Fund (the "Acquired Balanced Fund"). The acquisitions were accomplished by a tax-free exchange of 62,938,828 Common Shares and 5,340,670 Advisor Shares, in the case of the Acquired Growth & Income Fund and 2,135,930 Common Shares and 111 Advisor Shares, in the case of the Acquired Balanced Fund for the same amount of shares of the same class of the corresponding Acquiring Fund. Shares were reissued to shareholders at the time of the reorganizations.The net assets of each Acquiring Fund directly after the reorganization were the same as the net assets of the relevant Acquired Fund:
$1,112,424,664 in the case of the Growth & Income Fund, including $129,715,900 of unrealized appreciation and $25,721,368 in the case of the Balanced Fund, including $1,465,365 of unrealized appreciation. Each Acquiring Fund assumed the prior operating history of the corresponding Acquired Fund.
     The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Funds' Board.
     Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value.
     The  books  and  records  of the  Funds  are  maintained  in U.S.  dollars.
Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D)
currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period.The Funds do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from at that which are due to changes in market prices of debt securities.
   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.Income, expenses (excluding class-specific expenses, principally distribution, shareholder servicing fees and transfer agency fees) and realized/unrealized gains (losses) are allocated proportionally to each class of shares based upon the relative net-asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.
   Dividends from net investment income, if any, are declared and paid at least quarterly. Net realized capital gains, if any, will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.
   The Funds, together with other funds advised by Warburg Pincus Asset Management, Inc., the Funds' investment adviser ("Warburg") (collectively the "Warburg Funds"), have established committed and uncommitted line of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the amount of the line of credit.In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
will pay interest on borrowings at the banks base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty three and one-third percent (331/3%) of such fund's total assets. During the fiscal year ended August 31, 1997, the amount outstanding under the line of credit agreement for the Growth & Income Fund averaged approximately $378,000 with an approximate interest rate of 5.90%. At August 31, 1997, there were no outstanding balances under these line of credit facilities for any of the funds.
   Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund, along with other Warburg Funds, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
     Beginning September 1, 1997 the Growth & Income Fund and the Balanced Fund have each changed their fiscal and tax year-ends from August 31st to October 31st.
   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the year ended August 31, 1997, the Funds received credits or reimbursements under this arrangement as follows:

          FUND                                                AMOUNT
          ----                                                ------
     Growth & Income                                          $6,724
     Balanced                                                    213

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
2. INVESTMENT ADVISOR, CO-ADMINISTRATORS AND DISTRIBUTOR
     Warburg is indirectly controlled by Warburg Pincus & Co. serves as each Fund's investment adviser. For its advisory services, Warburg is entitled to receive the following fees, computed daily and payable monthly based on the Funds' daily net assets:

              FUND                                       ANNUAL RATE
              ----                                       -----------
     Growth & Income Fund                        .75% average daily net assets
     Balanced Fund                               .90% average daily net assets

   For the year ended August 31, 1997, investment advisory fees, waivers and expense reimbursements were as follows:

                                    GROSS                     NET
                                ADVISORY FEE    WAIVER   ADVISORY FEE
                                ------------  ---------  ------------
     Growth & Income Fund         $4,637,851  $       0   $4,637,851
     Balanced Fund                   319,264   (140,469)     178,795

   PFPC Inc.("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., and Counsellors Funds Service, Inc.("CFSI"), a wholly owned subsidiary of Warburg, serve as co-administrators for each of the Funds. The Growth & Income Fund pays CFSI a fee calculated at an annual rate of .05% of the Fund's first $125 million of average daily net assets and .10% of average daily net assets over $125 million; the Balanced Fund pays CFSI a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended August 31, 1997, administrative service fees earned by CFSI were as follows:

                                        GROSS
                               CO-ADMINISTRATION FEES
                               ----------------------
     Growth & Income Fund             $555,880
     Balanced Fund                      35,474

   The Funds each pay PFPC a fee calculated at an annual rate of .15% of the Fund's first $1 billion of average daily net assets and .05% of average daily net assets over $1 billion. For the year ended August 31, 1997, administration services fees and waivers by PFPC were as follows:

                                        GROSS                           NET
                               CO-ADMINISTRATION FEES  WAIVERS  CO-ADMINISTRATION FEES
                               ----------------------  -------  ----------------------
     Growth & Income Fund             $927,570       $      0        $927,570
     Balanced Fund                      53,211        (53,211)              0


WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
   Counsellors Securities Inc. ("CSI"), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. For its shareholder servicing and distribution services, CSI receives a fee at an annual rate of .25% of the average daily net assets of the Balanced Fund Common Shares pursuant to a share holder servicing and distribution plan adopted by the Balanced Fund pursuant to Rule 12b-1 under the 1940 Act. No compensation is payable by the Growth & Income Common Shares for distribution services. For its shareholder servicing and distribution services, CSIreceives a fee at an annual rate of .50%, respectively, of the average daily net assets of each of the Growth & Income and Balanced Funds' Advisor Shares pursuant to distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. For the year ended August 31, 1997, distribution fees were as follows:
                                                          DISTRIBUTION FEES
                                                          -----------------
     Growth & Income Fund
        Advisor Shares                                        $372,841
                                                              ========
      Balanced Fund
        Common Shares                                         $ 88,466
        Advisor Shares                                             437
                                                               -------
                                                              $ 88,903
                                                              ========
3. INVESTMENT IN SECURITIES
   For the year ended August 31, 1997, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                  INVESTMENT SECURITIES
                                              ----------------------------
                                               PURCHASES        SALES
                                               ---------        -----
     Growth & Income Fund                     $867,793,308  $1,091,576,907
     Balanced Fund                              44,191,514      39,868,397

4. CAPITAL SHARES TRANSACTIONS
   The Growth & Income Fund and the Balanced Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are designated Common Shares and two billion are designated Advisor Shares.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
4. CAPITAL SHARES TRANSACTIONS (CONT'D)
   Transactions in capital shares for each year were as follows:

                                                WARBURG PINCUS GROWTH & INCOME FUND
                                       ------------------------------------------------------
                                                   FOR THE YEARS ENDED AUGUST 31,
                                       ------------------------------------------------------
                                                  1997                       1996
                                                  ----                       ----
                                          SHARES        VALUE         SHARES        VALUE
                                        ----------  -------------   ----------  -------------
Shares sold:
     Common Shares                      16,219,671  $ 263,366,857   20,913,915  $ 336,297,357
     Advisor Shares                        739,244     12,646,588    2,135,316     34,381,493
Shares issued in reinvestment
   of dividends:
     Common Shares                         261,793      4,211,791    3,538,291     54,915,454
     Advisor Shares                         20,096        348,935      237,054      3,668,960
Shares repurchased:
     Common Shares                     (32,720,263)  (508,011,387) (38,907,636)  (608,244,172)
     Advisor Shares                     (1,497,975)   (23,301,120)    (499,292)    (7,719,142)
                                       -----------  -------------  -----------  -------------
Net decrease                           (16,977,434) $(250,738,336) (12,582,352) $(186,700,050)
                                       ===========  =============  ===========  =============

                                                    WARBURG PINCUS BALANCED FUND
                                       ------------------------------------------------------
                                                   FOR THE YEARS ENDED AUGUST 31,
                                       ------------------------------------------------------
                                                  1997                       1996
                                                  ----                       ----
                                          SHARES        VALUE         SHARES        VALUE
                                        ----------  -------------   ----------  -------------
Shares sold:
     Common Shares                       1,550,047  $  19,842,484    2,799,590  $  32,792,373
     Advisor Shares                         10,558        134,935       45,037        535,614
Shares issued in reinvestment
   of dividends:
     Common Shares                          80,179      1,012,371       29,938        345,728
     Advisor Shares                            146          1,868            2             25
Shares repurchased:
     Common Shares                      (1,480,328) $ (19,105,605)    (725,370)    (8,530,390)
     Advisor Shares                         (1,184)       (15,173)     (44,170)      (534,832)
                                       -----------  -------------  -----------  -------------
     Net increase                          159,418  $   1,870,880    2,105,027  $  24,608,518
                                       ===========  =============  ===========  =============

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
5. LIABILITIES
   At August 31, 1997, each Fund had the following liabilities:

                                         GROWTH & INCOME FUND    BALANCED FUND
                                         --------------------    -------------
Payable for securities purchased
  (at value)                                 $      0               $ 20,743
Investment advisory fee payable               469,354                 19,130
Fund share redeemed payable                   245,410                 18,540

6. NET ASSETS
   Net Assets at August 31, 1997 consisted of the following:

                                         GROWTH & INCOME FUND    BALANCED FUND
                                         --------------------    -------------
Capital contributed, net                     $506,521,910         $31,287,814
Undistributed net investment income               577,858              71,417
Accumulated net realized gain from
  security transactions                        86,654,448           2,263,655
Net unrealized appreciation from
  investments and foreign currency
  related items                                92,272,142           5,452,727
                                             ------------         -----------
Net assets                                   $686,026,358         $39,075,613
                                             ============         ===========

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
7. OTHER FINANCIAL HIGHLIGHTS
   The Growth & Income and the Balanced Funds currently offer one other class of shares, Common Shares, representing an additional interest in each of the Funds. The financial highlights of each of the Fund's Common Shares are as follows:

                                                                 COMMON SHARES
                                              ----------------------------------------------------
                                                             GROWTH & INCOME FUND
                                              ----------------------------------------------------
                                                         FOR THE YEARS ENDED AUGUST 31,
                                              ----------------------------------------------------
                                                1997       1996        1995      1994       1993
                                                ----       ----        ----      ----       ----
NET ASSET VALUE, BEGINNING OF YEAR            $ 14.90     $ 16.40   $   14.56   $ 16.72    $ 11.99
                                              -------     -------   ---------   -------    -------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                      0.1393      0.1116      0.2224    0.0785     0.0464
    Net Gains (Losses) on Securities (both
      realized and unrealized)                 3.5352     (0.6633)     1.9834    1.8151     4.8499
                                              -------     -------   ---------   -------    -------
       Total from Investment Operations        3.6745     (0.5517)     2.2058    1.8936     4.8963
                                              -------     -------   ---------   -------    -------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income      (0.1332)    (0.1350)    (0.1824)  (0.0785)   (0.0875)
    Distributions from Realized Gains              --     (0.8133)    (0.1834)  (3.9751)   (0.0788)
                                              -------     -------   ---------   -------    -------
       Total Distributions                    (0.1332)    (0.9483)    (0.3658)  (4.0536)   (0.1663)
                                              -------     -------   ---------   -------    -------
NET ASSET VALUE, END OF YEAR                  $ 18.44     $ 14.90   $   16.40   $ 14.56    $ 16.72
                                              =======     =======   =========   =======    =======
Total Returns                                   24.78%      (3.54%)     15.62%    14.41%     41.17%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000)                $601,159    $727,627  $1,038,193  $410,658    $60,689
Ratios of Expenses to Average Net Assets         1.15%(a)    1.21%       1.22%     1.28%(a)   1.14%(a)
Ratios of Net Investment Income to Average
  Net Assets                                     0.80%       0.69%       1.64%     0.41%      0.30%
Portfolio Turnover Rate                           148%         94%        109%      150%       344%
Average CommissionRate (b)                    $0.0587     $0.0596          --        --         --

--------------------------------------------------------------------------------
(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Growth & Income Fund would have been 1.15%, 1.28% and 1.14% for the years ended August 31, 1997, 1994 and 1993, respectively.

(b) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.

TAX STATUS OF 1997 DIVIDENDS (UNAUDITED)

  Dividends paid by the Fund taxable as ordinary income amounted to $0.1332 per share; 100.00% of ordinary income dividends qualify for the dividends received deduction available to corporate shareholders for U.S.income tax purposes.

  Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their federal return will be reflected on Form 1099-Div and will be mailed in January 1998.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

                                                                 COMMON SHARES
                                              ----------------------------------------------------
                                                          WARBURG PINCUS BALANCED FUND
                                              ----------------------------------------------------
                                                         FOR THE YEARS ENDED AUGUST 31,
                                              ----------------------------------------------------
                                                1997       1996        1995      1994       1993
                                                ----       ----        ----      ----       ----
NET ASSET VALUE, BEGINNING OF YEAR            $ 11.94     $ 11.12   $   11.01   $ 11.71    $ 12.04
                                              -------     -------   ---------   -------    -------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                      0.2275      0.1573      0.2080    0.4132     0.5555
    Net Gains on Securities (both
      realized and unrealized)                 2.4649      0.9389      1.7225    0.3248     1.1253
                                              -------     -------   ---------   -------    -------
       Total from Investment Operations        2.6924      1.0962      1.9305    0.7380     1.6808
                                              -------     -------   ---------   -------    -------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income      (0.2429)    (0.1300)    (0.3136)  (0.4586)   (0.5412)
    Distributions from Realized Gains         (0.1511)    (0.1462)    (1.5069)  (0.9794)   (1.4696)
                                              -------     -------   ---------   -------    -------
       Total Distributions                    (0.3940)    (0.2762)    (1.8205)  (1.4380)   (2.0108)
                                              -------     -------   ---------   -------    -------
NET ASSET VALUE, END OF YEAR                  $ 14.24     $ 11.94   $   11.12   $ 11.01    $ 11.71
                                              =======     =======   =========   =======    =======
Total Returns                                   23.03%       9.99%      21.56%     6.86%     15.27%(c)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000)                 $38,926     $30,853      $5,342      $808       $762
Ratios of Expenses to Average Net Assets (a)     1.35%       1.53%       1.53%        0%         0%
Ratios of Net Investment Income to Average
  Net Assets                                    1.76%        1.66%       2.30%     3.76%      4.13%
Portfolio Turnover Rate                          120%         108%        107%       32%        30%
Average Commission Rate (b)                  $0.0400      $0.0453          --        --         --

--------------------------------------------------------------------------------
(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Balanced Fund would have been 1.90%, 2.43%, 6.04%, 5.46% and 5.37% for the years ended August 31, 1997,
     1996, 1995, 1994 and 1993, respectively.
(b) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.
(c) Sales load not reflected in total return. The sales load was eliminated effective August 31, 1994.

TAX STATUS OF 1997 DIVIDENDS (UNAUDITED)
  Dividends paid by the Fund taxable as ordinary income amounted to $0.3671 per share; long-term capital gains amounted to $0.0269 per share; 31.52% of ordinary income dividends qualify for the dividends received deduction available to corporate shareholders for U.S.income tax purposes.

  Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their federal return will be reflected on Form 1099-Div and will be mailed in January 1998.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Shareholders and Board of Directors of The Warburg Pincus Funds:

We have audited the accompanying statements of net assets of Warburg Pincus Growth & Income Fund and Warburg Pincus Balanced Fund as of August 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.Our procedures include confirmation of investments held as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Warburg Pincus Growth & Income Fund and Warburg Pincus Balanced Fund as of August 31, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years of the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.




COOPERS & LYBRAND L.L.P.

2400 ElevenPenn Center
Philadelphia, Pennsylvania
October 17, 1997

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


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           --------------------------
                                 WARBURG PINCUS
                                  ADVISOR FUNDS
                                   COUNSELLORS
                                SECURITIES INC.,
                                   DISTRIBUTOR
                                  800-369-2728
                           --------------------------

                              WARBURG PINCUS (LOGO)
                                ASSET MANAGEMENT
                                [GRAPHIC OMITTED]

                                                                     ADGB-2-0897